Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 16,961	$ 21,674
Short-term deposits	221	221
Trade receivables, net	5,582	5,507
Other accounts receivable	1,534	1,427
Total current assets	24,298	28,829
NON-CURRENT ASSETS:
Long-term deposit	163	168
Leased systems	5,198	5,491
System components and other property and equipment	4,352	4,248
Total non-current assets	9,713	9,907
Total assets	34,011	38,736
CURRENT LIABILITIES:
Trade payables	781	1,320
Other accounts payable	3,769	3,379
Deferred revenues	1,543	1,305
Liability in respect of research and development grants	707	714
Total current liabilities	6,800	6,718
NON-CURRENT LIABILITIES:
Deferred revenues and other liabilities	2,015	2,353
Liability in respect of research and development grants	5,524	5,367
Warrants	38	78
Total non-current liabilities	7,577	7,798
EQUITY:
Share capital	233	233
Share premium	95,135	93,649
Share-based payment	3,748	4,435
Adjustments arising from translating financial statements from functional currency to presentation currency	(2,188)	(2,188)
Accumulated deficit	(77,294)	(71,909)
Total equity	19,634	24,220
Total equity and liabilities	$ 34,011	$ 38,736